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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-10223

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                            VOYA CREDIT INCOME FUND
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)             With copies to:

               Joanne F. Osberg, Esq.                 Elizabeth J. Reza, Esq.
               Voya Investments, LLC                      Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100           Prudential Tower,
                Scottsdale, AZ 85258                    800 Boylston Street
                                                         Boston, MA  02199

      Registrant's telephone number, including area code: (800) 992-0180

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      Date of fiscal year end: February 28

      Date of reporting period: July 1, 2021 - June 30, 2022

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Item 1. Proxy Voting Record

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ICA File Number: 811-10223
Reporting Period: 07/01/2021 - 06/30/2022
Voya Credit Income Fund


=========================== Voya Credit Income Fund ============================


CUMULUS MEDIA INC.

Ticker:       CMLS           Security ID:  231082801
Meeting Date: MAY 03, 2022   Meeting Type: Annual
Record Date:  MAR 14, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mary G. Berner           For       For          Management
1.2   Elect Director David M. Baum            For       For          Management
1.3   Elect Director Matthew C. Blank         For       For          Management
1.4   Elect Director Thomas H. Castro         For       For          Management
1.5   Elect Director Joan Hogan Gillman       For       For          Management
1.6   Elect Director Andrew W. Hobson         For       For          Management
1.7   Elect Director Brian G. Kushner         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors



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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA CREDIT INCOME FUND

By:    /s/ Dina Santoro
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       Dina Santoro
       President

Date:  August 22, 2022